Innovator S&P Investment Grade Preferred ETF
Schedule of Investments
July 31, 2024 (Unaudited)

PREFERRED STOCKS - 85.2%	Shares	Value
Banks - 43.1%(a)
Bank of America Corp.	–	$–
Series 02, 6.25% (3 mo. Term SOFR + 0.91%), Perpetual (b)	18,147	$411,211
Series 4, 6.35% (3 mo. Term SOFR + 1.01%), Perpetual	18,084	417,740
Series 5, 6.09% (3 mo. Term SOFR + 0.76%), Perpetual	18,380	413,550
Series E, 5.93% (3 mo. Term SOFR + 0.61%), Perpetual	17,568	413,726
Series GG, 6.00%, Perpetual	16,447	413,149
Series HH, 5.88%, Perpetual	16,658	414,118
Series KK, 5.38%, Perpetual	17,796	417,494
Series LL, 5.00%, Perpetual	18,747	416,183
Series NN, 4.38%, Perpetual (b)	20,894	402,001
Series PP, 4.13%, Perpetual	22,288	404,527
Series QQ, 4.25%, Perpetual	22,004	409,934
Series SS, 4.75%, Perpetual	19,673	409,592
Bank of Hawaii Corp.	–	$–
8.00%, Perpetual	96,682	2,505,031
Series A, 4.38%, Perpetual	140,300	2,396,324
Cullen/Frost Bankers, Inc. Series B, 4.45%, Perpetual	277,467	5,036,026
JPMorgan Chase & Co.	–	$–
Series DD, 5.75%, Perpetual	33,090	836,846
Series EE, 6.00%, Perpetual	32,854	832,849
Series GG, 4.75%, Perpetual	38,577	841,750
Series JJ, 4.55%, Perpetual (b)	39,647	837,345
Series LL, 4.63%, Perpetual	39,031	832,922
Series MM, 4.20%, Perpetual	42,892	843,257
Morgan Stanley	–	$–
Series A, 6.26% (3 mo. Term SOFR + 0.96%), Perpetual	27,055	617,936
Series E, 7.13% (3 mo. LIBOR US + 4.32%), Perpetual (c)	24,475	620,686
Series F, 6.88% (3 mo. LIBOR US + 3.94%), Perpetual (c)	24,633	621,491
Series I, 6.38% (3 mo. LIBOR US + 3.71%), Perpetual (c)	24,798	622,430
Series K, 5.85% (3 mo. LIBOR US + 3.49%), Perpetual (c)	24,987	609,683
Series L, 4.88%, Perpetual (b)	27,510	610,722
Series O, 4.25%, Perpetual (b)	32,370	604,024
Series P, 6.50%, Perpetual (b)	24,012	617,108
Northern Trust Corp. Series E, 4.70%, Perpetual	239,780	4,922,683
State Street Corp. Series G, 5.35% (3 mo. LIBOR US + 3.71%), Perpetual (c)	204,168	4,975,574
Truist Financial Corp.	–	$–
Series O, 5.25%, Perpetual (b)	110,777	2,482,513
Series R, 4.75%, Perpetual	121,741	2,438,472
US Bancorp	–	$–
Series B, 6.16% (3 mo. Term SOFR + 0.86%), Perpetual	45,822	997,545
Series K, 5.50%, Perpetual	42,565	1,021,986
Series L, 3.75%, Perpetual	59,836	990,286
Series M, 4.00%, Perpetual (b)	56,407	989,379
Series O, 4.50%, Perpetual (b)	50,019	1,008,883
		44,656,976

Diversified Financial Services - 4.7%
Charles Schwab Corp.	–	$–
Series D, 5.95%, Perpetual	98,366	2,453,248
Series J, 4.45%, Perpetual (b)	121,443	2,450,720
		4,903,968

Insurance - 37.4%(a)
Arch Capital Group Ltd.	–	$–
Series F, 5.45%, Perpetual	110,926	2,516,911
Series G, 4.55%, Perpetual	127,881	2,448,921
Athene Holding Ltd.	–	$–
Series A, 6.35% to 6/30/2029 then 3 mo. LIBOR US + 4.25%, Perpetual (c)	40,468	981,349
Series B, 5.63%, Perpetual	45,907	980,574
Series C, 6.38% to 9/30/2025 then 5 yr. CMT Rate + 5.97%, Perpetual	39,582	982,425
Series D, 4.88%, Perpetual	52,503	959,755
Series E, 7.75% (5 yr. CMT Rate + 3.96%), Perpetual	37,833	976,848
Axis Capital Holdings Ltd. Series E, 5.50%, Perpetual	233,198	4,957,789
Enstar Group Ltd., Series D, 7.00% to 09/01/2028 then 3 mo. LIBOR US + 4.02%, Perpetual (c)	197,200	4,141,200
Equitable Holdings, Inc.	–	$–
Series A, 5.25%, Perpetual (b)	112,533	2,468,974
Series C, 4.30%, Perpetual	134,309	2,425,621
Hartford Financial Services Group, Inc. Series G, 6.00%, Perpetual	198,619	4,957,530
MetLife, Inc.	–	$–
Series A, 6.60% (3 mo. Term SOFR + 1.26%), Perpetual	67,255	1,618,155
Series E, 5.63%, Perpetual (b)	67,917	1,645,629
Series F, 4.75%, Perpetual	80,489	1,654,049
RenaissanceRe Holdings Ltd.	–	$–
Series F, 5.75%, Perpetual	106,640	2,483,646
Series G, 4.20%, Perpetual	140,380	2,488,937
		38,688,313
TOTAL PREFERRED STOCKS (Cost $99,379,327)		88,249,257

REAL ESTATE INVESTMENT TRUSTS - 9.6%	Shares	Value
Kimco Realty Corp.	–	$–
Series L, 5.13%, Perpetual	119,573	2,579,190
Series M, 5.25%, Perpetual (b)	115,622	2,528,653
Public Storage	–	$–
Series F, 5.15%, Perpetual	19,288	445,360
Series G, 5.05%, Perpetual (b)	19,565	440,604
Series H, 5.60%, Perpetual	17,864	441,062
Series I, 4.88%, Perpetual	20,511	442,422
Series J, 4.70%, Perpetual	21,793	450,025
Series L, 4.63%, Perpetual	21,898	444,091
Series N, 3.88%, Perpetual	26,084	440,820
Series O, 3.90%, Perpetual	25,863	442,516
Series P, 4.00%, Perpetual	25,014	437,245
Series R, 4.00%, Perpetual	24,781	432,181
Series S, 4.10%, Perpetual	24,673	444,607
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $11,558,078)		9,968,776

CONVERTIBLE PREFERRED STOCKS - 4.9%	Shares	Value
Diversified Financial Services - 4.9%
Apollo Global Management, Inc. 6.75%, 07/31/2026	75,101	5,106,868
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,783,822)		5,106,868

SHORT-TERM INVESTMENTS - 10.0%
Investments Purchased with Proceeds from Securities Lending - 10.0%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 5.51% (d)	10,329,900	10,329,900
TOTAL SHORT-TERM INVESTMENTS (Cost $10,329,900)		10,329,900

TOTAL INVESTMENTS - 109.7% (Cost $126,051,127)		113,654,801
Money Market Deposit Account - 0.7% (e)		724,970
Liabilities in Excess of Other Assets - (10.4)%		(10,747,187)
TOTAL NET ASSETS - 100.0%		$103,632,584

Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury Rate
LIBOR - London Interbank Offered Rate
SOFR - Secured Overnight Financing Rate

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	All or a portion of this security is on loan as of July 31, 2024. The total market value of these securities was $9,977,562 which represented 9.6% of net assets.
(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of July 31, 2024 was 5.24%.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

Innovator S&P Investment Grade Preferred ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Preferred Stocks	$88,249,257	$–	$–	$88,249,257
Real Estate Investment Trusts	9,968,776	–	–	9,968,776
Convertible Preferred Stocks	5,106,868	–	–	5,106,868
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	10,329,900
Total Investments	$103,324,901	$–	$–	$113,654,801

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Allocation of Portfolio Holdings as of July 31, 2024 (% of Net Assets)

Preferred Stocks	$88,249,257	85.2%
Real Estate Investment Trusts	9,968,776	9.6
Convertible Preferred Stocks	5,106,868	4.9
Investments Purchased with Proceeds from Securities Lending	10,329,900	10.0
Money Market Deposit Account	724,970	0.7
Liabilities in Excess of Other Assets	(10,747,187)	(10.4)
	103,632,584	100.0%